S000008601 [Member] Expense Example - William Blair Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,237
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	921
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	$ 795